Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of other payables and accrued liabilities [Abstract]
Salary payables	¥ 989,520	$ 137,655	¥ 1,068,104
Other payables and accrued expenses	562,145,062	78,201,695	159,677,872
Accrued interest payable	9,739,427	1,354,881	9,739,427
Total other payables and accrued liabilities	¥ 572,874,009	$ 79,694,231	¥ 170,485,403